THE ALGER DEFINED CONTRIBUTION TRUST
          75 MAIDEN LANE NEW YORK, NEW YORK 10038 TEL: (800) 992-3362

                                                              December 27, 1995

Securities and Exchange Commission
450 Fifth St. NW
Washington, DC 20549

RE:      FORM 24F-2 FOR THE ALGER DEFINED CONTRIBUTION TRUST
         SECURITIES ACT FILE NO. 33-68124

Dear Sir or Madam:

         On behalf of The Alger Defined Contribution Trust (the "Fund") we hereby transmit for filing pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended, Form 24F-2 for the Fund's fiscal year ended October 31, 1995 and the opinion of counsel specified in paragraph
(b) (1) of the Rule.
         The required fee has been wired to the SEC account at Mellon Bank.

                                          Very truly yours,



                                          Nanci K. Staple
                                          Secretary

NKS/bd
Enclosure

[letterhead from Sullivan & Worcester]

                                                              Boston
                                                              December 22, 1995

The Trustees of The Alger
  Defined Contribution Trust
75 Maiden Lane
New York, New York  10038

         Re:The Alger Defined Contribution Trust:  Notice Pursuant to Rule 24f-2

Ladies and Gentlemen:

         You have requested our opinion as to certain matters of Massachusetts law in connection with the Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "Notice"), for the fiscal year ended October 31, 1995, being filed by The Alger Defined Contribution Trust, a trust with transferable shares (the "Trust"), established under Massachusetts law pursuant to a Declaration of Trust dated July 14, 1993, as amended by a Certificate of Amendment dated August 16, 1993 and supplemented by a Certificate of Designation of Series dated August 16, 1993 (as so amended and supplemented, the "Declaration").

         We acted as counsel to the Trust in connection with the execution and delivery of the Declaration, and for purposes of this opinion we have reviewed the actions taken by the Trustees of the Trust to organize the Trust and to authorize the issuance and sale of shares of beneficial interest, one mil ($.001) par value, of the several series authorized by the Declaration (the "Shares"). In this connection, we have participated in the drafting of, and are familiar with, the Declaration and the Bylaws of the Trust, the Notice, the forms of the Prospectus and the Statement of Additional Information presently included in the Trust's Registration Statement on Form N-1A, certificates of public officials and of Trustees and officers of the Trust as to matters of fact, and such other documents and instruments, certified or otherwise identified to our satisfaction, and such questions of law and fact, as we have considered necessary or appropriate for purposes of the opinions expressed herein. We have assumed the genuineness of the signatures on, and the authenticity of, all documents furnished to us, and the conformity to the originals of documents submitted to us as certified copies, which facts we have not independently verified.

The Trustees of The Alger
     Defined Contribution Trust            -2-                 December 22, 1995

         Based upon and subject to the foregoing, we hereby advise you that, in our opinion, under the laws of the Commonwealth of Massachusetts:

     1. The Trust is validly existing as a trust with transferable shares of the type commonly called a Massachusetts business trust.

     2. The Trust is authorized to issue an unlimited number of Shares; the Shares issued by the Trust during the fiscal year ended October 31, 1995 (the "Issued Shares") have been duly and validly authorized by all requisite action of the Trustees of the Trust, and no action of the shareholders of the Trust is required in such connection.

     3. The Issued Shares have been validly and legally issued, and all of the Issued Shares which remain outstanding at the date hereof are fully paid and nonassessable by the Trust.

         With respect to the opinion stated in paragraph 3 above, we wish to point out that the shareholders of a Massachusetts business trust may under some circumstances be subject to assessment at the instance of creditors to pay the obligations of such trust in the event that its assets are insufficient for the purpose.

         This letter expresses our opinions as to the provisions of the Declaration and the laws of The Commonwealth of Massachusetts applying to business trusts generally, but does not extend to the Massachusetts Securities Act, or to federal securities or other laws.

         We hereby consent to the filing of this opinion with the Securities and Exchange Commission, together with the Notice. In giving such consent, we do not thereby concede that we come within the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended.

                                    Very truly yours,

                                    /s/ Sullivan & Worchester, LLP
                                    SULLIVAN & WORCESTER
                                    (A REGISTERED LIMITED LIABILITY PARTNERSHIP)

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

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1.   Name and address of issuer:

     The Alger Defined Contribution Trust
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2.   Name of each series or class of funds for which this notice is filed:

     Alger Defined Contribution Small Cap Portfolio
     Alger Defined Contribution MidCap Growth Portfolio
     Alger Defined Contribution Growth Portfolio
     Alger Defined Contribution Leveraged AllCap Portfolio
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3.   Investment Company Act File Number:     811-7986

     Securities Act File Number:   33-68124
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4.   Last day of fiscal year for which this notice is filed:

     October 31
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5.   Check box if this  notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                         [ ]
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6.   Date of  termination of issuer's  declaration  under rule  24f-2(a)(1),  if applicable (see instruction A.6):

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7.   Number and amount of  securities of the same class or series which had been registered under the Securities Act of 1933, other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None
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8.   Number and amount of  securities  registered  during the fiscal  year other than pursuant to rule 24f-2:

     None
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9.   Number and aggregate sale price of securities sold during the fiscal year:

     865,199 shares
     $10,778,755
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

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10.  Number and aggregate  sale price of securities  sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     865,199 shares
     $10,778,755
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11.  Number and  aggregrate  sale price of  securities  issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

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12.  Calculation of registration fee:

     (i)    Aggregate sale price of securities
            sold during the fiscal year in reliance
            on rule 24f-2 (from Item 10):              $        10,778,755
                                                       -------------------
     (ii)   Aggregate price of shares issued in
            connection with dividend reinvestment
            plans (from Item 11, if applicable):       +           --
                                                       -------------------
     (iii)  Aggregate price of shares redeemed
            or repurchased during
            the fiscal year (if applicable):           -          $508,225
                                                       -------------------
     (iv)   Aggregate price of shares redeemed
            or repurchased and previously applied
            as a reduction to filing fees pursuant
            to rule 24e-2 (if applicable):             +           --
                                                       -------------------
     (v)    Net aggregate  price of securities
            sold and issued during the fiscal
            year in reliance on rule 24f-2 [line (i),
            plus line (ii),  less line
            (iii), plus line (iv)] (if applicable):            $10,270,530
                                                       -------------------
     (vi)   Multiplier prescribed by Section 6(b)
            of the Securities Act of 1933 or other
            applicable law or regulation
            (see Instruction C.6):                     x      1/29th of 1%
                                                       -------------------
     (vii)  Fee due [line (i) or line (v) multiplied
            by line (vi)]:                                       $3,541.56
                                                       ===================

Instruction:  Issuers should complete lines (ii),  (iii),  (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                          [xx]
     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     December 28, 1995
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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*      /s/ Nanci K. Staple
                                    -----------------------------------
                                    Nanci K. Staple, Secretary
                                    -----------------------------------

     Date      12/20/95
          ------------------

  *Please print the name and title of the signing officer below the signature.
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